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For Internal Use Only
Sec File No. 9-RECEIVED

2010 AUG 11 PM 6:24
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

10048310

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NASDAQ OMX BX, Inc. (traded pursuant to unlisted trading privileges)
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open End Management Investment Company
3. Class of New Derivative Securities Product:
Exchange Traded Fund
4. Name of Underlying Instrument:
MSCI ACWI ex US Consumer Staples Sector Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
AXSL
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Listed on: Australian Stock Exchange (ASX), Bogota, Bovespa, Chile, Colombia, Deutsche Borse, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Gretai, Hong Kong, Indonesia, Irish Stock Exchange, Istanbul Stock Exchange, Italy Continuous, Johannesburg Stock Exchange, London Stock Exchange, Mexican Stock Exchange, National Stock Exchange Of India, OMX Nordic Exchange, Stockholm, Russian Trading System, Seoul, Shanghai Stock Exchange, Singapore Stock Exchange, Taiwan Stock Exchange, Thailand, Tokyo Stock Exchange, Toronto
8. Position Limits of New Derivative Securities Product (if applicable):
Regular way trades settle on T + 3 (cash settled)
9. Position Limits of New Derivative Securities Product (if applicable):
N/A

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Joan Conley

Title:
Secretary

Telephone Number:
301-978-8735

Manual Signature of Official Responsible for Form:

Date: **July 26, 2010**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	AUG 11 2010

SEC 2449 (6-01)